Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about capital

	2019	2018
Long-term debt, net (1)	$20,843	$20,522
Total shareholders’ equity	$34,991	$31,974
Debt to book capitalization	37%	39%

(1)	Includes the current portion of long-term debt, net of cash and cash equivalents.